Share capital (Narrative) (Details)	1 Months Ended										12 Months Ended
	Sep. 24, 2024 $ / shares	Sep. 24, 2024 USD ($) $ / shares shares	Jul. 24, 2024 $ / shares	Jul. 24, 2024 USD ($) $ / shares shares	Jul. 18, 2024 $ / shares	Jul. 18, 2024 USD ($) $ / shares shares	Mar. 18, 2024 USD ($) $ / shares shares	Jan. 24, 2024 USD ($) $ / shares shares	Dec. 22, 2023 $ / shares	Dec. 22, 2023 USD ($) $ / shares shares	Oct. 31, 2024 $ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2022 USD ($) shares
Disclosure of classes of share capital [line items]
Private placements of shares for cash (Shares) | shares												24,478,227	9,864,500	5,012,450
Proceeds from private placements												$ 631,456	$ 535,525	$ 207,588
Cash share issuance costs												24,520	25,586	25,591
Accounts payable settled by issuance of shares												$ 29,687	0	$ 22,460
Shares issued on settlement of accounts payable (Shares) | shares												1,333,333		413,674
Loss on debt settlement												$ (118,784)	0	$ 0
Special redeemable voting preference shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized | shares											2,000,000	2,000,000
Brokered private placement [Member]
Disclosure of classes of share capital [line items]
Private placements of shares for cash (Shares) | shares										1,900,000
Price per share issued | $ / shares										$ 0.045
Proceeds from private placements										$ 84,937
Cash share issuance costs				$ 9,157						3,544
Cash share issuance costs - common shares				5,325
Cash share issuance costs - warrants				3,833
Finder's fees										$ 2,796
Number of units issued | shares						3,979,800
Units issued, price per unit | $ / shares					$ 0.02
Proceeds from issuing units						$ 87,181
Number of broker warrants issued | shares						184,000				63,000
Value of broker warrants issued						$ 1,680				$ 3,208
Exercise price of warrants granted | (per share)					$ 0.05	$ 0.04			$ 0.095	$ 0.07
Estimated fair value of warrants issued						$ 36,345
Fair value of common shares issued						979
Fair value of warrants issued				$ 45,521		$ 701
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Private placements of shares for cash (Shares) | shares							1,316,007	500,000
Price per share issued | $ / shares							$ 0.0481	$ 0.055
Proceeds from private placements							$ 63,185	$ 27,735
Cash share issuance costs		$ 22,348
Cash share issuance costs - common shares		12,855
Cash share issuance costs - warrants		$ 9,493
Number of units issued | shares		11,832,420		4,950,000
Units issued, price per unit | (per share)	$ 0.03	$ 0.02	$ 0.03	$ 0.02
Proceeds from issuing units		$ 259,982		$ 108,435
Exercise price of warrants granted | (per share)	$ 0.05	$ 0.04	$ 0.05	$ 0.04
Fair value of warrants issued		$ 110,434
Accounts payable settled [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | (per share)											$ 0.05	$ 0.04
Fair value of common shares issued												$ 79,167
Fair value of warrants issued												69,304
Accounts payable settled by issuance of shares												$ 29,687	$ 0	$ 22,460
Shares issued on settlement of accounts payable (Shares) | shares												1,333,333	0	413,674
Loss on debt settlement												$ 118,784
Private placements with investors [Member]
Disclosure of classes of share capital [line items]
Private placements of shares for cash (Shares) | shares													9,864,500	5,012,450
Proceeds from private placements													$ 509,939	$ 181,997